Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of derivatives, net (Details) - Telecom activities, operating segment [member] - Derivatives [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ 729	€ (399)	€ (1,300)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ 729	€ (399)	€ (1,300)